Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Net sales	$ 3,777.1	$ 3,614.7	$ 2,908.7
Cost of goods sold	2,465.1	2,301.2	1,857.0
Gross profit	1,312.0	1,313.5	1,051.7
Selling, general and administrative expenses	494.0	461.2	389.6
Research and development expenses	39.6	38.0	34.3
Restructuring expenses	0.0	0.0	11.1
Asbestos adjustments loss	37.0	131.7	143.9
Operating income	741.4	682.6	472.8
Interest, net	30.7	39.3	47.8
Loss on early debt extinguishment	0.0	0.0	13.1
Other (income) expense	(12.8)	0.2	(0.1)
Income before income taxes	723.5	643.1	412.0
Income tax expense	211.5	184.0	149.2
Net income	$ 512.0	$ 459.1	$ 262.8
Income per share:
Basic (in dollars per share)	$ 1.15	$ 1.03	$ 0.59
Diluted (in dollars per share)	$ 1.15	$ 1.03	$ 0.59
Weighted average common shares outstanding (Millions):
Basic (in shares)	445.1	444.9	443.7
Diluted (in shares)	445.6	445.9	445.4
Comprehensive income, net of tax:
Net income	$ 512.0	$ 459.1	$ 262.8
Pension adjustments	2.1	(0.7)	(0.4)
Currency translation adjustments	(33.4)	(14.7)	55.9
Comprehensive income	$ 480.7	$ 443.7	$ 318.3